BASIC AND DILUTED EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted	The Company's earnings per share on the weighted average number of shares outstanding was as follows:

	Six Months Ended June 30,
(in thousands of $, except number of shares and per share data)	2024	2023
Net income attributable to Owners of Cool Company Ltd.	62,641	113,835
Weighted average number of shares outstanding	53,702,846	53,688,462
Basic and diluted earnings per share	$1.17	$2.12